Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	THORNBURG INVESTMENT TRUST
Central Index Key	0000816153
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

Limited Term National Fund
Fund Summary Limited Term National Fund
Investment Goal
The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Limited Term National Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.50%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Limited Term National Fund	Class A	Class C	Class I
Management Fees	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.19%	0.21%	0.11%
Total Annual Fund Operating Expenses	0.72%	0.99%	0.39%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Limited Term National Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	222	377	545	1,031
Class C Shares	151	315	547	1,213
Class I Shares	40	125	219	493

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Limited Term National Fund Class C Shares	101	315	547	1,213

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.72% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performanc e of the Fund
The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 4.49% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -1.66% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Limited Term National Fund	1 Year	5 Years	10 Years
Class A Shares	1.53%	4.16%	3.39%
Class A Shares Return After Taxes on Distributions	1.52%	4.17%	3.39%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.69%	3.98%	3.32%
Class A Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%
Class C Shares	2.29%	4.20%	3.26%
Class C Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%
Class I Shares	3.41%	4.83%	3.89%
Class I Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Limited Term National Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Limited Term National Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.72%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performanc e of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 4.49% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -1.66% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Limited Term National Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	222
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,031
2003	rr_AnnualReturn2003	3.25%
2004	rr_AnnualReturn2004	1.69%
2005	rr_AnnualReturn2005	1.25%
2006	rr_AnnualReturn2006	3.01%
2007	rr_AnnualReturn2007	3.91%
2008	rr_AnnualReturn2008	1.00%
2009	rr_AnnualReturn2009	8.85%
2010	rr_AnnualReturn2010	3.00%
2011	rr_AnnualReturn2011	6.70%
2012	rr_AnnualReturn2012	3.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.66%)
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Limited Term National Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Limited Term National Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Limited Term National Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Limited Term National Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.69%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Limited Term National Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Limited Term National Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Limited Term National Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Intermediate National Fund
Fund Summary Intermediate National Fund
Investment Goal
The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate National Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.60%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Intermediate National Fund	Class A	Class C		Class I
Management Fees	0.48%	0.48%		0.48%
Distribution and Service (12b-1) Fees	0.25%	0.60%		none
Other Expenses	0.20%	0.23%		0.13%
Total Annual Fund Operating Expenses	0.93%	1.31%		0.61%
Fee Waiver/Expense Reimbursement		(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.93%	1.24%		0.61%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C share expenses do not exceed 1.24%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Intermediate National Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	293	490	704	1,320
Class C Shares	186	408	711	1,573
Class I Shares	62	195	340	762

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Intermediate National Fund Class C Shares	126	408	711	1,573

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.94% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 6.76% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -3.50% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Intermediate National Fund	1 Year	5 Years	10 Years
Class A Shares	3.88%	4.92%	4.08%
Class A Shares Return After Taxes on Distributions	3.87%	4.93%	4.08%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.47%	4.74%	4.02%
Class A Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%
Class C Shares	4.99%	5.05%	4.00%
Class C Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%
Class I Shares	6.34%	5.69%	4.63%
Class I Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Intermediate National Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Intermediate National Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.94%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 6.76% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -3.50% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Intermediate National Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	704
10 Years	rr_ExpenseExampleYear10	1,320
2003	rr_AnnualReturn2003	4.07%
2004	rr_AnnualReturn2004	3.23%
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	3.69%
2007	rr_AnnualReturn2007	2.92%
2008	rr_AnnualReturn2008	(4.07%)
2009	rr_AnnualReturn2009	13.70%
2010	rr_AnnualReturn2010	2.53%
2011	rr_AnnualReturn2011	9.49%
2012	rr_AnnualReturn2012	5.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.50%)
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Intermediate National Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.60%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	1,573
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	408
5 Years	rr_ExpenseExampleNoRedemptionYear05	711
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,573
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Intermediate National Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Intermediate National Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Intermediate National Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Intermediate National Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Intermediate National Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Intermediate National Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C share expenses do not exceed 1.24%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Strategic Municipal Income Fund
Fund Summary Strategic Municipal Income Fund
Investment Goal
The Fund seeks a high level of current income exempt from federal individual income tax.
Fees an d Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Municipal Income Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.60%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Municipal Income Fund	Class A		Class C		Class I
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		0.60%		none
Other Expenses	0.31%		0.43%		0.20%
Total Annual Fund Operating Expenses	1.31%		1.78%		0.95%
Fee Waiver/Expense Reimbursement	(0.06%)	[1]	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%		1.55%		0.95%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class C expenses do not exceed 1.25% and 1.55%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Strategic Municipal Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	325	601	898	1,742
Class C Shares	218	538	943	2,076
Class I Shares	97	303	526	1,166

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Municipal Income Fund Class C Shares	158	538	943	2,076

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.52% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower-quality debt obligations rated at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a municipal obligation’s sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch Municipal Master Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 11.53% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -5.38% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Strategic Municipal Income Fund	1 Year	Since Inception	Inception Date
Class A Shares	7.57%	10.80%	Apr 1, 2009
Class A Shares Return After Taxes on Distributions	7.48%	10.67%	Apr 1, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.03%	9.86%	Apr 1, 2009
Class A Shares BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes)	7.26%	7.99%	Apr 1, 2009
Class C Shares	8.83%	11.08%	Apr 1, 2009
Class C Shares BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes)	7.26%	7.99%	Apr 1, 2009
Class I Shares	10.08%	11.71%	Apr 1, 2009
Class I Shares BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes)	7.26%	7.99%	Apr 1, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Strategic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Strategic Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income exempt from federal individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees an d Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.52%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower-quality debt obligations rated at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a municipal obligation’s sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

		The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch Municipal Master Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch Municipal Master Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 11.53% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -5.38% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Strategic Municipal Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	601
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	1,742
2010	rr_AnnualReturn2010	3.06%
2011	rr_AnnualReturn2011	12.40%
2012	rr_AnnualReturn2012	9.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.38%)
1 Year	rr_AverageAnnualReturnYear01	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.60%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,076
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	538
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
1 Year	rr_AverageAnnualReturnYear01	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	526
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Strategic Municipal Income Fund | BofA Merrill Lynch Master Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class C expenses do not exceed 1.25% and 1.55%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Limited Term California Fund
Fund Summary Limited Term California Fund
Investment Goal
The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Limited Term California Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.50%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Limited Term California Fund	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.20%	0.22%	0.12%
Total Annual Fund Operating Expenses	0.95%	1.22%	0.62%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Limited Term California Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	245	448	668	1,299
Class C Shares	174	387	670	1,477
Class I Shares	63	199	346	774

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Limited Term California Fund Class C Shares	124	387	670	1,477

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.06% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in California, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on California’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 4.55% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -1.90% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Limited Term California Fund	1 Year	5 Years	10 Years
Class A Shares	1.86%	4.15%	3.24%
Class A Shares Return After Taxes on Distributions	1.88%	4.14%	3.23%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.94%	3.96%	3.18%
Class A Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%
Class C Shares	2.65%	4.18%	3.12%
Class C Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%
Class I Shares	3.78%	4.81%	3.73%
Class I Shares BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	2.98%	4.89%	4.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Limited Term California Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Limited Term California Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.06% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.06%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in California, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on California’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 4.55% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -1.90% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Limited Term California Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	668
10 Years	rr_ExpenseExampleYear10	1,299
2003	rr_AnnualReturn2003	2.54%
2004	rr_AnnualReturn2004	1.43%
2005	rr_AnnualReturn2005	1.00%
2006	rr_AnnualReturn2006	3.21%
2007	rr_AnnualReturn2007	3.51%
2008	rr_AnnualReturn2008	0.58%
2009	rr_AnnualReturn2009	8.45%
2010	rr_AnnualReturn2010	3.26%
2011	rr_AnnualReturn2011	6.74%
2012	rr_AnnualReturn2012	3.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.90%)
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Limited Term California Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Limited Term California Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Limited Term California Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Limited Term California Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Limited Term California Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Limited Term California Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Limited Term California Fund | BofA Merrill Lynch 1-10 Year Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.24%

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Intermediate New Mexico Fund
Fund Summary Intermediate New Mexico Fund
Investment Goal
The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate New Mexico Fund	Class A		Class D	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	none	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Intermediate New Mexico Fund	Class A	Class D	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.20%	0.18%	0.11%
Total Annual Fund Operating Expenses	0.95%	1.18%	0.61%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Intermediate New Mexico Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	295	497	715	1,343
Class D Shares	120	375	649	1,432
Class I Shares	62	195	340	762

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New Mexico income taxes.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New Mexico, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on New Mexico’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 5.19% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -2.93% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Intermediate New Mexico Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	1.26%	4.05%	3.58%
Class A Shares Return After Taxes on Distributions	1.25%	4.04%	3.58%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.80%	3.94%	3.54%
Class A Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%
Class D Shares	3.13%	4.20%	3.52%
Class D Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%
Class I Shares	3.66%	4.81%		4.77%	Feb 1, 2007
Class I Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%		6.08%	Feb 1, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Intermediate New Mexico Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Intermediate New Mexico Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.66%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New Mexico income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New Mexico, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on New Mexico’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class D and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 5.19% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -2.93% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D and Class I shares because the returns of the classes are different.
Intermediate New Mexico Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none [1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,343
2003	rr_AnnualReturn2003	3.87%
2004	rr_AnnualReturn2004	2.94%
2005	rr_AnnualReturn2005	1.76%
2006	rr_AnnualReturn2006	3.43%
2007	rr_AnnualReturn2007	3.57%
2008	rr_AnnualReturn2008	0.45%
2009	rr_AnnualReturn2009	9.33%
2010	rr_AnnualReturn2010	1.75%
2011	rr_AnnualReturn2011	7.80%
2012	rr_AnnualReturn2012	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Intermediate New Mexico Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Intermediate New Mexico Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Intermediate New Mexico Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Intermediate New Mexico Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Intermediate New Mexico Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Intermediate New Mexico Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Intermediate New Mexico Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

Intermediate New York Fund
Fund Summary Intermediate New York Fund
Investment Goal
The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate New York Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Intermediate New York Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.30%	0.27%
Total Annual Fund Operating Expenses		1.05%	0.77%
Fee Waiver/Expense Reimbursement	[1]	(0.06%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.99%	0.67%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Intermediate New York Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	299	522	762	1,452
Class I Shares	68	236	418	945

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.37% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New York State and City income taxes.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New York, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on New York’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 5.26% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -2.88% (quarter ended 12-31-10).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Intermediate New York Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	2.80%	4.71%	3.75%
Class A Shares Return After Taxes on Distributions	2.82%	4.71%	3.75%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	2.78%	4.51%	3.69%
Class A Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%	6.18%	5.14%
Class I Shares	5.25%			5.99%	Feb 1, 2010
Class I Shares BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes)	4.88%			6.06%	Feb 1, 2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Intermediate New York Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Intermediate New York Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.37%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

		Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New York State and City income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations and for any investments by the Fund in lower-rated or unrated municipal obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New York, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. The recent recession has had a significant impact on New York’s economy. Budgetary concerns and decreased revenues may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 5.26% (quarter ended 9-30-09). Lowest quarterly results for time period shown: -2.88% (quarter ended 12-31-10).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.
Intermediate New York Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	299
3 Years	rr_ExpenseExampleYear03	522
5 Years	rr_ExpenseExampleYear05	762
10 Years	rr_ExpenseExampleYear10	1,452
2003	rr_AnnualReturn2003	3.21%
2004	rr_AnnualReturn2004	2.30%
2005	rr_AnnualReturn2005	1.68%
2006	rr_AnnualReturn2006	3.44%
2007	rr_AnnualReturn2007	3.37%
2008	rr_AnnualReturn2008	0.78%
2009	rr_AnnualReturn2009	8.71%
2010	rr_AnnualReturn2010	1.86%
2011	rr_AnnualReturn2011	9.70%
2012	rr_AnnualReturn2012	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.88%)
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Intermediate New York Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	418
10 Years	rr_ExpenseExampleYear10	945
1 Year	rr_AverageAnnualReturnYear01	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
Intermediate New York Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Intermediate New York Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Intermediate New York Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Intermediate New York Fund | BofA Merrill Lynch 3���15 Year Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Government Fund | A B C I
Fund Summary Government Fund
Investment Goal
The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Government Fund A B C I	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[2]	5.00%	[1],[3]	0.50%	[4]	none
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[2]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
[4]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Fund A B C I	Class A	Class B		Class C	Class I
Management Fees	0.38%	0.38%	[1]	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.25%	1.00%	[1]	0.50%	none
Other Expenses	0.26%	0.87%	[1]	0.29%	0.17%
Total Annual Fund Operating Expenses	0.89%	2.25%	[1]	1.17%	0.55%
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Government Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	239	430	636	1,230
Class B Shares	728	1,053	1,405	2,238	[1]
Class C Shares	169	372	644	1,420
Class I Shares	56	176	307	689
[1]	Reflects the conversion to Class A Shares at the end of eight years.

You would pay the following expenses if you did not redeem your Class B or C shares:
Expense Example, No Redemption Government Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	228	703	1,205	2,238	[1]
Class C Shares	119	372	644	1,420
[1]	Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.89% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Principal Investment Risks
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 3.49% (quarter ended 12-31-08). Lowest quarterly results for time period shown: -2.44% (quarter ended 6-30-04).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Government Fund A B C I	1 Year	5 Years	10 Years
Class A Shares	0.49%	3.68%	3.31%
Class A Shares Return After Taxes on Distributions	(0.42%)	2.60%	2.23%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.31%	2.52%	2.19%
Class A Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.73%	4.51%	4.10%
Class B Shares	(4.36%)	2.33%	2.43%
Class B Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.73%	4.51%	4.10%
Class C Shares	1.31%	3.71%	3.16%
Class C Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.73%	4.51%	4.10%
Class I Shares	2.35%	4.32%	3.77%
Class I Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.73%	4.51%	4.10%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Government Fund | A B C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.89%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class B or C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

		Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 3.49% (quarter ended 12-31-08). Lowest quarterly results for time period shown: -2.44% (quarter ended 6-30-04).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
Government Fund | A B C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	239
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,230
2003	rr_AnnualReturn2003	2.38%
2004	rr_AnnualReturn2004	1.21%
2005	rr_AnnualReturn2005	1.07%
2006	rr_AnnualReturn2006	3.33%
2007	rr_AnnualReturn2007	6.76%
2008	rr_AnnualReturn2008	6.78%
2009	rr_AnnualReturn2009	3.92%
2010	rr_AnnualReturn2010	3.59%
2011	rr_AnnualReturn2011	3.73%
2012	rr_AnnualReturn2012	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Government Fund | A B C I | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[3]
Management Fees	rr_ManagementFeesOverAssets	0.38%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[4]
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	2,238	[5]
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,238	[5]
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Government Fund | A B C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Government Fund | A B C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Government Fund | A B C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Government Fund | A B C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Government Fund | A B C I | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Government Fund | A B C I | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Government Fund | A B C I | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Government Fund | A B C I | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.10%

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
[4]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[5]	Reflects the conversion to Class A Shares at the end of eight years.
[6]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Income Fund | A C I
Fund Summary Income Fund
Investment Goal
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	0.50%	[2]	none
[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Fund A C I	Class A	Class C	Class I
Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.26%	0.26%	0.16%
Total Annual Fund Operating Expenses	0.93%	1.18%	0.58%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Income Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	243	442	657	1,276
Class C Shares	170	375	649	1,432
Class I Shares	59	186	324	726

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Income Fund A C I Class C Shares	120	375	649	1,432

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.72% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Principal Investment Risks
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Intermediate Government/Credit Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 6.76% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -2.65% (quarter ended 9-30-08).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Income Fund A C I	1 Year	5 Years	10 Years
Class A Shares	5.90%	5.86%	4.69%
Class A Shares Return After Taxes on Distributions	4.69%	4.35%	3.24%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.84%	4.13%	3.15%
Class A Shares Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.89%	5.18%	4.62%
Class C Shares	6.67%	5.90%	4.57%
Class C Shares Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.89%	5.18%	4.62%
Class I Shares	7.87%	6.54%	5.19%
Class I Shares Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.89%	5.18%	4.62%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Income Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.72%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

		Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Intermediate Government/Credit Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Barclays Capital Intermediate Government/Credit Bond Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 6.76% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -2.65% (quarter ended 9-30-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Income Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,276
2003	rr_AnnualReturn2003	4.37%
2004	rr_AnnualReturn2004	2.45%
2005	rr_AnnualReturn2005	1.28%
2006	rr_AnnualReturn2006	3.55%
2007	rr_AnnualReturn2007	6.02%
2008	rr_AnnualReturn2008	(3.55%)
2009	rr_AnnualReturn2009	16.55%
2010	rr_AnnualReturn2010	6.26%
2011	rr_AnnualReturn2011	5.08%
2012	rr_AnnualReturn2012	7.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Income Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Income Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
1 Year	rr_AverageAnnualReturnYear01	7.87%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Income Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Income Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Income Fund | A C I | Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Income Fund | A C I | Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Income Fund | A C I | Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Strategic Income Fund | A C I
Fund Summary Strategic Income Fund
Investment Goal
The Fund’s primary investment goal is to seek a high level of current income.
The Fund’s secondary investment goal is some long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Fund A C I		Class A		Class C		Class I
Management Fees		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none
Other Expenses		0.31%		0.30%		0.21%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses		1.33%		2.07%		0.98%
Fee Waiver/Expense Reimbursement		(0.06%)	[1]	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.27%		1.82%		0.98%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class C expenses do not exceed 1.25% and 1.80%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example Strategic Income Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	574	847	1,141	1,974
Class C Shares	285	625	1,091	2,380
Class I Shares	100	312	542	1,201

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Income Fund A C I Class C Shares	185	625	1,091	2,380

Explanation of Acquired Fund Fees and Expenses.
“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 106 – 107, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.54% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:
  bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)
  mortgage-backed securities and other asset-backed securities convertible debt obligations
  obligations issued by foreign governments (including developing countries)
  collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements obligations of the U.S. government and its agencies and sponsored enterprises other derivative instruments and structured notes
  zero coupon bonds and “stripped” securities
  taxable municipal obligations and participations in municipal obligations
The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – The Fund’s investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I performance to the Barclays Capital U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 80% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 16.23% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -10.38% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Strategic Income Fund A C I	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	7.46%	7.19%	7.57%	Dec 19, 2007
Class A Shares Return After Taxes on Distributions	5.06%	4.45%	4.84%	Dec 19, 2007
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.92%	4.52%	4.86%	Dec 19, 2007
Class A Shares Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	5.54%	6.19%	6.23%	Dec 19, 2007
Class A Shares Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	6.60%	4.85%	4.98%	Dec 19, 2007
Class C Shares	10.87%	7.56%	7.94%	Dec 19, 2007
Class C Shares Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	5.54%	6.19%	6.23%	Dec 19, 2007
Class C Shares Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	6.60%	4.85%	4.98%	Dec 19, 2007
Class I Shares	12.81%	8.47%	8.87%	Dec 19, 2007
Class I Shares Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	5.54%	6.19%	6.23%	Dec 19, 2007
Class I Shares Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	6.60%	4.85%	4.98%	Dec 19, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Strategic Income Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is some long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.54%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 106 – 107, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:
  bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)
  mortgage-backed securities and other asset-backed securities convertible debt obligations
  obligations issued by foreign governments (including developing countries)
  collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements obligations of the U.S. government and its agencies and sponsored enterprises other derivative instruments and structured notes
  zero coupon bonds and “stripped” securities
  taxable municipal obligations and participations in municipal obligations
The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – The Fund’s investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I performance to the Barclays Capital U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 80% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I performance to the Barclays Capital U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 80% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 16.23% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -10.38% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Strategic Income Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[3]
1 Year	rr_ExpenseExampleYear01	574
3 Years	rr_ExpenseExampleYear03	847
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,974
2008	rr_AnnualReturn2008	(18.48%)
2009	rr_AnnualReturn2009	36.68%
2010	rr_AnnualReturn2010	13.10%
2011	rr_AnnualReturn2011	4.44%
2012	rr_AnnualReturn2012	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.38%)
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.82%	[3]
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	2,380
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	625
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,380
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	7.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_AverageAnnualReturnYear01	12.81%
5 Years	rr_AverageAnnualReturnYear05	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Blended Benchmark (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Blended Benchmark (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | A C I | Blended Benchmark (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class C expenses do not exceed 1.25% and 1.80%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[4]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Value Fund | A B C I
Fund Summary Value Fund
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Value Fund A B C I	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases	4.50%		none	[1]	none		none
Maximum Deferred Sales Charge (Load)	none	[2]	5.00%	[1],[3]	1.00%	[4]	none
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[2]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
[4]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Value Fund A B C I	Class A	Class B		Class C	Class I
Management Fees	0.76%	0.76%	[1]	0.76%	0.76%
Distribution and Service (12b-1) Fees	0.25%	1.00%	[1]	1.00%	none
Other Expenses	0.31%	0.58%	[1]	0.33%	0.17%
Total Annual Fund Operating Expenses	1.32%	2.34%	[1]	2.09%	0.93%
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Value Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	578	849	1,141	1,969
Class B Shares	737	1,080	1,450	2,418	[1]
Class C Shares	312	655	1,124	2,421
Class I Shares	95	296	515	1,143
[1]	Reflects the conversion to Class A Shares at the end of eight years.

You would pay the following expenses if you did not redeem your Class B or C shares:
Expense Example, No Redemption Value Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	237	730	1,250	2,418	[1]
Class C Shares	212	655	1,124	2,421
[1]	Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.16% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time,and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 30.04% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -22.49% (quarter ended 9-30-11).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Value Fund A B C I	1 Year	5 Years	10 Years
Class A Shares	5.67%	(3.26%)	5.69%
Class A Shares Return After Taxes on Distributions	5.67%	(3.44%)	5.24%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.69%	(2.85%)	4.84%
Class A Shares S&P 500 Index	16.00%	1.66%	7.10%
Class B Shares	4.55%	(3.62%)	5.48%
Class B Shares S&P 500 Index	16.00%	1.66%	7.10%
Class C Shares	8.81%	(3.10%)	5.37%
Class C Shares S&P 500 Index	16.00%	1.66%	7.10%
Class I Shares	11.14%	(1.99%)	6.59%
Class I Shares S&P 500 Index	16.00%	1.66%	7.10%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Value Fund | A B C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.16%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class B or C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

		Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time,and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg. com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 30.04% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -22.49% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
Value Fund | A B C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	578
3 Years	rr_ExpenseExampleYear03	849
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,969
2003	rr_AnnualReturn2003	34.99%
2004	rr_AnnualReturn2004	7.21%
2005	rr_AnnualReturn2005	9.52%
2006	rr_AnnualReturn2006	21.97%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(41.56%)
2009	rr_AnnualReturn2009	45.26%
2010	rr_AnnualReturn2010	9.15%
2011	rr_AnnualReturn2011	(13.44%)
2012	rr_AnnualReturn2012	10.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	(3.26%)
10 Years	rr_AverageAnnualReturnYear10	5.69%
Value Fund | A B C I | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,450
10 Years	rr_ExpenseExampleYear10	2,418	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,418	[4]
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	(3.62%)
10 Years	rr_AverageAnnualReturnYear10	5.48%
Value Fund | A B C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	312
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,421
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	(3.10%)
10 Years	rr_AverageAnnualReturnYear10	5.37%
Value Fund | A B C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
10 Years	rr_AverageAnnualReturnYear10	6.59%
Value Fund | A B C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	(3.44%)
10 Years	rr_AverageAnnualReturnYear10	5.24%
Value Fund | A B C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
10 Years	rr_AverageAnnualReturnYear10	4.84%
Value Fund | A B C I | S&P 500 Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Value Fund | A B C I | S&P 500 Index | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Value Fund | A B C I | S&P 500 Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Value Fund | A B C I | S&P 500 Index | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
[4]	Reflects the conversion to Class A Shares at the end of eight years.
[5]	Imposed only on redemptions of Class C shares within 12 months of purchase.

International Value Fund | A B C I
Fund Summary International Value Fund
Investment Goal
International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Value Fund A B C I	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[2]	5.00%	[1],[3]	1.00%	[4]	none
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[2]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
[4]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Value Fund A B C I	Class A	Class B		Class C	Class I
Management Fees	0.68%	0.68%	[1]	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	[1]	1.00%	none
Other Expenses	0.36%	0.41%	[1]	0.35%	0.20%
Total Annual Fund Operating Expenses	1.29%	2.09%	[1]	2.03%	0.88%
[1]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Value Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	575	841	1,126	1,936
Class B Shares	712	1,005	1,324	2,214	[1]
Class C Shares	306	637	1,093	2,358
Class I Shares	90	281	488	1,084
[1]	Reflects the conversion to Class A Shares at the end of eight years.

You would pay the following expenses if you did not redeem your Class B or C shares:
Expense Example, No Redemption International Value Fund A B C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,214	[1]
Class C Shares	206	637	1,093	2,358
[1]	Reflects the conversion to Class A Shares at the end of eight years.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.86% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 22.74% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -20.94% (quarter ended 9-30-11).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns International Value Fund A B C I	1 Year	5 Years	10 Years
Class A Shares	10.16%	(3.66%)	9.95%
Class A Shares Return After Taxes on Distributions	9.73%	(4.00%)	9.38%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.57%	(3.27%)	8.62%
Class A Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Class B Shares	9.45%	(3.92%)	9.75%
Class B Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Class C Shares	13.55%	(3.47%)	9.65%
Class C Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Class I Shares	15.85%	(2.38%)	10.93%
Class I Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
International Value Fund | A B C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.86%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class B or C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

		Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class B, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 22.74% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -20.94% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B, Class C and Class I shares because the returns of the classes are different.
International Value Fund | A B C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	575
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,936
2003	rr_AnnualReturn2003	40.02%
2004	rr_AnnualReturn2004	17.72%
2005	rr_AnnualReturn2005	17.70%
2006	rr_AnnualReturn2006	25.62%
2007	rr_AnnualReturn2007	27.71%
2008	rr_AnnualReturn2008	(41.89%)
2009	rr_AnnualReturn2009	31.43%
2010	rr_AnnualReturn2010	13.70%
2011	rr_AnnualReturn2011	(13.24%)
2012	rr_AnnualReturn2012	15.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.94%)
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years	rr_AverageAnnualReturnYear10	9.95%
International Value Fund | A B C I | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[3]
Management Fees	rr_ManagementFeesOverAssets	0.68%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,005
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,214	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,214	[4]
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	(3.92%)
10 Years	rr_AverageAnnualReturnYear10	9.75%
International Value Fund | A B C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	637
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,358
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	637
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	(3.47%)
10 Years	rr_AverageAnnualReturnYear10	9.65%
International Value Fund | A B C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
10 Years	rr_AverageAnnualReturnYear10	10.93%
International Value Fund | A B C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	(4.00%)
10 Years	rr_AverageAnnualReturnYear10	9.38%
International Value Fund | A B C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	(3.27%)
10 Years	rr_AverageAnnualReturnYear10	8.62%
International Value Fund | A B C I | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
International Value Fund | A B C I | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
International Value Fund | A B C I | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
International Value Fund | A B C I | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	The Fund no longer sells Class B shares. See "Buying and Selling Class B Shares" for additional information.
[3]	Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
[4]	Reflects the conversion to Class A Shares at the end of eight years.
[5]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Growth Fund | A C I
Fund Summary Growth Fund
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Growth Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Fund A C I	Class A	Class C	Class I
Management Fees	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.38%	0.39%	0.22%
Total Annual Fund Operating Expenses	1.49%	2.25%	1.08%
Fee Waiver/Expense Reimbursement			(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.49%	2.25%	0.99%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Growth Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	595	900	1,227	2,149
Class C Shares	328	703	1,205	2,585
Class I Shares	101	335	587	1,309

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Growth Fund A C I Class C Shares	228	703	1,205	2,585

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.93% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
■	asset appreciation potential	■	management strength
■	potential size of business	■	debt/capital ratio
■	value based on earnings growth discount model
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 31.27% (quarter ended 6-30-03). Lowest quarterly results for time period shown:-26.95% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Growth Fund A C I	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	15.98%	(1.67%)	10.30%
Class A Shares Return After Taxes on Distributions	15.96%	(1.66%)	10.28%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	10.37%	(1.41%)	9.22%
Class A Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%	7.69%
Class C Shares	19.51%	(1.51%)	9.96%
Class C Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%	7.69%
Class I Shares	21.95%	(0.28%)		7.12%	Jan 11, 2003
Class I Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%		5.78%	Jan 11, 2003

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Growth Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
■	asset appreciation potential	■	management strength
■	potential size of business	■	debt/capital ratio
■	value based on earnings growth discount model
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

		Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Growth Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 31.27% (quarter ended 6-30-03). Lowest quarterly results for time period shown:-26.95% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Growth Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	595
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,149
2003	rr_AnnualReturn2003	56.45%
2004	rr_AnnualReturn2004	15.38%
2005	rr_AnnualReturn2005	22.09%
2006	rr_AnnualReturn2006	18.11%
2007	rr_AnnualReturn2007	11.42%
2008	rr_AnnualReturn2008	(50.95%)
2009	rr_AnnualReturn2009	45.39%
2010	rr_AnnualReturn2010	9.73%
2011	rr_AnnualReturn2011	1.35%
2012	rr_AnnualReturn2012	21.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	(1.67%)
10 Years	rr_AverageAnnualReturnYear10	10.30%
Growth Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,585
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	9.96%
Growth Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	1,309
1 Year	rr_AverageAnnualReturnYear01	21.95%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2003
Growth Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	10.28%
Growth Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	9.22%
Growth Fund | A C I | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Growth Fund | A C I | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Growth Fund | A C I | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2003

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

International Growth Fund | A C I
Fund Summary International Growth Fund
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Growth Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases	4.50%		none		none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund A C I		Class A	Class C	Class I
Management Fees		0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.38%	0.39%	0.26%
Total Annual Fund Operating Expenses		1.51%	2.27%	1.14%
Fee Waiver/Expense Reimbursement				(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.51%	2.27%	0.99%
[1]	Other expenses include "Acquired Fund Fees and Expenses," which are fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2012. The Fund had no investments in other investment companies at September 30, 2012.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example International Growth Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	597	906	1,237	2,170
Class C Shares	330	709	1,215	2,605
Class I Shares	101	347	613	1,373

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Growth Fund A C I Class C Shares	230	709	1,215	2,605

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.17% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDAratio
■	asset appreciation potential	■	management strength
■	potential size of business	■	debt/capital ratio
■	value based on earnings growth discount model
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world’s gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 28.24% (quarter ended 6-30-09). Lowest quarterly results for time period shown:-25.74% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns International Growth Fund A C I	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	16.40%	0.67%	5.49%	Feb 1, 2007
Class A Shares Return After Taxes on Distributions	16.39%	0.49%	5.18%	Feb 1, 2007
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	10.65%	0.45%	4.55%	Feb 1, 2007
Class A Shares MSCI AC World ex-U.S. Growth Index	16.66%	(2.88%)	0.45%	Feb 1, 2007
Class C Shares	19.86%	0.93%	5.61%	Feb 1, 2007
Class C Shares MSCI AC World ex-U.S. Growth Index	16.66%	(2.88%)	0.45%	Feb 1, 2007
Class I Shares	22.45%	2.18%	6.94%	Feb 1, 2007
Class I Shares MSCI AC World ex-U.S. Growth Index	16.66%	(2.88%)	0.45%	Feb 1, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
International Growth Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.17%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDAratio
■	asset appreciation potential	■	management strength
■	potential size of business	■	debt/capital ratio
■	value based on earnings growth discount model
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world’s gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

		Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 28.24% (quarter ended 6-30-09). Lowest quarterly results for time period shown:-25.74% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
International Growth Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	597
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,170
2008	rr_AnnualReturn2008	(50.32%)
2009	rr_AnnualReturn2009	44.81%
2010	rr_AnnualReturn2010	27.26%
2011	rr_AnnualReturn2011	(2.97%)
2012	rr_AnnualReturn2012	21.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.74%)
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
1 Year	rr_AverageAnnualReturnYear01	19.86%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_AverageAnnualReturnYear01	22.45%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | MSCI AC World ex-U.S. Growth Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | MSCI AC World ex-U.S. Growth Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Growth Fund | A C I | MSCI AC World ex-U.S. Growth Index | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Other expenses include "Acquired Fund Fees and Expenses," which are fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2012. The Fund had no investments in other investment companies at September 30, 2012.
[3]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[4]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Income Builder Fund | A C I
Fund Summary Income Builder Fund
Investment Goal
The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.
The Fund’s secondary investment goal is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Builder Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Builder Fund A C I		Class A	Class C	Class I
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.25%	0.27%	0.19%
Acquired Fund Fees and Expenses		0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.43%	2.20%	1.12%
Fee Waiver/Expense Reimbursement	[1]		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.43%	2.13%	1.12%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses do not exceed 1.90% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Income Builder Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	589	882	1,196	2,086
Class C Shares	316	681	1,173	2,528
Class I Shares	114	356	617	1,363

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Income Builder Fund A C I Class C Shares	216	681	1,173	2,528

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 116 – 117, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.96% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 23.40% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -15.16% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Income Builder Fund A C I	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	6.32%	1.59%	10.31%
Class A Shares Return After Taxes on Distributions	4.16%	(0.59%)	8.23%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.01%	7.82%
Class A Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Class A Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%	0.97%	7.20%
Class C Shares	9.68%	1.87%	10.20%
Class C Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Class C Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%	0.97%	7.20%
Class I Shares	11.72%	2.87%		9.63%	Nov 1, 2003
Class I Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%		5.53%	Nov 1, 2003
Class I Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%	0.97%		5.94%	Nov 1, 2003

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Income Builder Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 116 – 117, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 23.40% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -15.16% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Income Builder Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.43%	[3]
1 Year	rr_ExpenseExampleYear01	589
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	2,086
2003	rr_AnnualReturn2003	32.05%
2004	rr_AnnualReturn2004	16.87%
2005	rr_AnnualReturn2005	8.74%
2006	rr_AnnualReturn2006	24.30%
2007	rr_AnnualReturn2007	18.20%
2008	rr_AnnualReturn2008	(34.65%)
2009	rr_AnnualReturn2009	36.60%
2010	rr_AnnualReturn2010	13.42%
2011	rr_AnnualReturn2011	0.49%
2012	rr_AnnualReturn2012	11.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.16%)
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	10.31%
Income Builder Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.13%	[3]
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	681
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,528
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	681
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,528
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Income Builder Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2003
Income Builder Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
10 Years	rr_AverageAnnualReturnYear10	8.23%
Income Builder Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Income Builder Fund | A C I | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Income Builder Fund | A C I | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Income Builder Fund | A C I | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2003
Income Builder Fund | A C I | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Income Builder Fund | A C I | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Income Builder Fund | A C I | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2003

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses do not exceed 1.90% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[4]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Global Opportunities Fund | A C I
Fund Summary Global Opportunities Fund
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Opportunities Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases	4.50%		none		none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Opportunities Fund A C I		Class A	Class C	Class I
Management Fees		0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.36%	0.39%	0.33%
Acquired Fund Fees and Expenses		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		1.60%	2.38%	1.32%
Fee Waiver/Expense Reimbursement				(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.60%	2.38%	1.10%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Global Opportunities Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	605	932	1,282	2,265
Class C Shares	341	742	1,270	2,716
Class I Shares	112	397	702	1,571

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Global Opportunities Fund A C I Class C Shares	241	742	1,270	2,716

Explanation of Acquired Fund Fees and Expenses.
“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 118 – 119, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.07% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 36.18% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -26.80% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns A C I Global Opportunities Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	16.11%	(1.36%)	7.06%	Jul 28, 2006
Class A Shares Return After Taxes on Distributions	15.90%	(2.08%)	6.22%	Jul 28, 2006
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	10.46%	(1.61%)	5.60%	Jul 28, 2006
Class A Shares MSCI AC World Index	16.13%	(1.16%)	2.77%	Jul 28, 2006
Class C Shares	19.64%	(1.21%)	6.98%	Jul 28, 2006
Class C Shares MSCI AC World Index	16.13%	(1.16%)	2.77%	Jul 28, 2006
Class I Shares	22.19%	0.08%	8.37%	Jul 28, 2006
Class I Shares MSCI AC World Index	16.13%	(1.16%)	2.77%	Jul 28, 2006

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Global Opportunities Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 118 – 119, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 36.18% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -26.80% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Global Opportunities Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,265
2007	rr_AnnualReturn2007	31.92%
2008	rr_AnnualReturn2008	(48.17%)
2009	rr_AnnualReturn2009	45.98%
2010	rr_AnnualReturn2010	15.33%
2011	rr_AnnualReturn2011	(7.79%)
2012	rr_AnnualReturn2012	21.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.80%)
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.38%	[2]
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,716
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
1 Year	rr_AverageAnnualReturnYear01	19.64%
5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,571
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2006

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[3]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[4]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Developing World Fund | A C I
Fund Summary Developing World Fund
Investment Goal
The Fund’s primary investment goal is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account - Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Developing World Fund A C I	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Developing World Fund A C I		Class A	Class C	Class I
Management Fees		0.82%	0.82%	0.82%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.78%	1.04%	0.63%
Total Annual Fund Operating Expenses		1.85%	2.86%	1.45%
Fee Waiver/Expense Reimbursement	[1]	(0.02%)	(0.48%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.83%	2.38%	1.09%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed 1.83%, 2.38% and 1.09%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Developing World Fund A C I (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	628	1,004	1,404	2,520
Class C Shares	341	841	1,466	3,151
Class I Shares	111	423	758	1,704

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Developing World Fund A C I Class C Shares	241	841	1,466	3,151

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.49% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines,limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: 18.17% (quarter ended 9-30-10). Lowest quarterly results for time period shown: -23.17% (quarter ended 9-30-11).
The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Developing World Fund A C I	1 Year	Since Inception	Inception Date
Class A Shares	17.20%	8.99%	Dec 16, 2009
Class A Shares Return After Taxes on Distributions	17.15%	8.96%	Dec 16, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.16%	7.72%	Dec 16, 2009
Class A Shares MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	5.18%	Dec 16, 2009
Class C Shares	20.81%	9.95%	Dec 16, 2009
Class C Shares MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	5.18%	Dec 16, 2009
Class I Shares	23.34%	11.31%	Dec 16, 2009
Class I Shares MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	5.18%	Dec 16, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Developing World Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Developing World Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account - Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.49%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account - Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

		Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines,limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 18.17% (quarter ended 9-30-10). Lowest quarterly results for time period shown: -23.17% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Developing World Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	628
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	2,520
2010	rr_AnnualReturn2010	30.73%
2011	rr_AnnualReturn2011	(15.63%)
2012	rr_AnnualReturn2012	22.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
1 Year	rr_AverageAnnualReturnYear01	17.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.38%
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,466
10 Years	rr_ExpenseExampleYear10	3,151
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	841
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,466
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,151
1 Year	rr_AverageAnnualReturnYear01	20.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,704
1 Year	rr_AverageAnnualReturnYear01	23.34%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | A C I | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed 1.83%, 2.38% and 1.09%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Government Fund | R3 R5
Fund Summary Government Fund
Investment Goal
The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Government Fund R3 R5	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Fund R3 R5		Class R3	Class R5
Management Fees		0.38%	0.38%
Distribution and Service (12b-1) Fees		0.50%	none
Other Expenses		0.41%	0.50%	[1]
Total Annual Fund Operating Expenses		1.29%	0.88%
Fee Waiver/Expense Reimbursement	[2]	(0.30%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.99%	0.67%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Government Fund R3 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	101	379	679	1,530
Class R5 Shares	68	260	467	1,065

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.89% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:
Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).
U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Principal Investment Risks
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund
The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 3.46% (quarter ended 12-31-08). Lowest quarterly results for time period shown: -2.42% (quarter ended 6-30-04).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Government Fund R3 R5	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	1.91%	3.91%	3.37%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions	1.03%	2.85%	2.30%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	1.24%	2.73%	2.25%	Jul 1, 2003
Class R3 Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.73%	4.51%	4.04%	Jul 1, 2003
Class R5 Shares			1.34%	May 1, 2012
Class R5 Shares Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)			1.94%	May 1, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Government Fund | R3 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:
Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).
U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

		Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government Bond Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 3.46% (quarter ended 12-31-08). Lowest quarterly results for time period shown: -2.42% (quarter ended 6-30-04).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Government Fund | R3 R5 | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
2004	rr_AnnualReturn2004	1.24%
2005	rr_AnnualReturn2005	1.13%
2006	rr_AnnualReturn2006	3.30%
2007	rr_AnnualReturn2007	6.73%
2008	rr_AnnualReturn2008	6.70%
2009	rr_AnnualReturn2009	3.87%
2010	rr_AnnualReturn2010	3.44%
2011	rr_AnnualReturn2011	3.70%
2012	rr_AnnualReturn2012	1.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Government Fund | R3 R5 | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,065
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012
Government Fund | R3 R5 | Return After Taxes on Distributions | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Government Fund | R3 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Government Fund | R3 R5 | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Government Fund | R3 R5 | Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	Other expenses are estimated for the current fiscal year.

Income Fund | R3 R5
Fund Summary Income Fund
Investment Goal
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Fund R3 R5	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Fund R3 R5		Class R3	Class R5
Management Fees		0.42%	0.42%
Distribution and Service (12b-1) Fees		0.50%	none
Other Expenses		0.27%	0.55%	[1]
Total Annual Fund Operating Expenses		1.19%	0.97%
Fee Waiver/Expense Reimbursement	[2]	(0.20%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.99%	0.67%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Income Fund R3 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	101	358	635	1,425
Class R5 Shares	68	279	507	1,162

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.72% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Principal Investment Risks
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government/ Credit Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 6.67% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -2.73% (quarter ended 9-30-08).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Income Fund R3 R5	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	7.42%	6.17%	4.69%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions	6.23%	4.66%	3.23%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	4.84%	4.40%	3.14%	Jul 1, 2003
Class R3 Shares Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.89%	5.18%	4.41%	Jul 1, 2003
Class R5 Shares			4.41%	May 1, 2012
Class R5 Shares Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)			3.64%	May 1, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Income Fund | R3 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.72%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

		Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government/ Credit Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government/ Credit Bond Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 6.67% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -2.73% (quarter ended 9-30-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Income Fund | R3 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	1,425
2004	rr_AnnualReturn2004	2.51%
2005	rr_AnnualReturn2005	1.29%
2006	rr_AnnualReturn2006	3.55%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	(3.47%)
2009	rr_AnnualReturn2009	16.45%
2010	rr_AnnualReturn2010	6.34%
2011	rr_AnnualReturn2011	5.05%
2012	rr_AnnualReturn2012	7.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Income Fund | R3 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	507
10 Years	rr_ExpenseExampleYear10	1,162
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012
Income Fund | R3 R5 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Income Fund | R3 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	4.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Income Fund | R3 R5 | Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Income Fund | R3 R5 | Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	Other expenses are estimated for the current fiscal year.

Strategic Income Fund | R3 R5
Fund Summary Strategic Income Fund
Investment Goal
The Fund’s primary investment goal is to seek a high level of current income.
The Fund’s secondary investment goal is some long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Fund R3 R5	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Fund R3 R5		Class R3	Class R5
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.50%	none
Other Expenses	[1]	0.47%	0.44%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.74%	1.21%
Fee Waiver/Expense Reimbursement	[2]	(0.47%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.27%	1.01%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Strategic Income Fund R3 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	129	502	900	2,013
Class R5 Shares	103	364	646	1,448

Explanation of Acquired Fund Fees and Expenses.
“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 54– 55, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.54% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:
  bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)
  mortgage-backed securities and other asset-backed securities convertible debt obligations
  obligations issued by foreign governments (including developing countries)
  collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements obligations of the U.S. government and its agencies and sponsored enterprises other derivative instruments and structured notes
  zero coupon bonds and “stripped” securities
  taxable municipal obligations and participations in municipal obligations
The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – The Fund’s investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares would have varied in each full year shown. The average annual total return figures compare Class A share performance to the Barclays U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge, but are subject to lower annual expenses before fee waivers and expense reimbursements than Class R3 shares, and higher annual expenses than Class R5 shares. Class R3 and Class R5 shares were first offered to investors on May 1, 2012, and Class A shares were first offered on December 19, 2007. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class A Shares

[1]	Because Class R3 and Class R5 shares were not available before May 1, 2012, the returns shown are for Class A shares.

Highest quarterly results for time period shown: 16.23% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -10.38% (quarter ended 12-31-08).
The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was take into account.
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Strategic Income Fund R3 R5	1 Year		5 Years		Since Inception		Inception Date
Class A	7.46%	[1]	7.19%	[1]	7.57%	[1]	Dec 19, 2007
Class A Return After Taxes on Distributions	5.06%	[1]	4.45%	[1]	4.84%	[1]	Dec 19, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.92%	[1]	4.52%	[1]	4.86%	[1]	Dec 19, 2007
Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	5.54%	[1]	6.19%	[1]	6.23%	[1]	Dec 19, 2007
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	6.60%	[1]	4.85%	[1]	4.98%	[1]	Dec 19, 2007
[1]	Because Class R3 and Class R5 shares were not available before May 1, 2012, the returns shown are for Class A shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Strategic Income Fund | R3 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is some long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.54%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 54– 55, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:
  bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)
  mortgage-backed securities and other asset-backed securities convertible debt obligations
  obligations issued by foreign governments (including developing countries)
  collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements obligations of the U.S. government and its agencies and sponsored enterprises other derivative instruments and structured notes
  zero coupon bonds and “stripped” securities
  taxable municipal obligations and participations in municipal obligations
The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – The Fund’s investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares would have varied in each full year shown. The average annual total return figures compare Class A share performance to the Barclays U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge, but are subject to lower annual expenses before fee waivers and expense reimbursements than Class R3 shares, and higher annual expenses than Class R5 shares. Class R3 and Class R5 shares were first offered to investors on May 1, 2012, and Class A shares were first offered on December 19, 2007. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A share performance to the Barclays U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was take into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 16.23% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -10.38% (quarter ended 12-31-08).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge, but are subject to lower annual expenses before fee waivers and expense reimbursements than Class R3 shares, and higher annual expenses than Class R5 shares. Class R3 and Class R5 shares were first offered to investors on May 1, 2012, and Class A shares were first offered on December 19, 2007.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Strategic Income Fund | R3 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[3]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	2,013
Strategic Income Fund | R3 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[3]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	646
10 Years	rr_ExpenseExampleYear10	1,448
Strategic Income Fund | R3 R5 | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(18.48%)	[4]
2009	rr_AnnualReturn2009	36.68%	[4]
2010	rr_AnnualReturn2010	13.10%	[4]
2011	rr_AnnualReturn2011	4.44%	[4]
2012	rr_AnnualReturn2012	12.55%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.38%)
1 Year	rr_AverageAnnualReturnYear01	7.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | R3 R5 | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | R3 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.52%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | R3 R5 | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.19%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007
Strategic Income Fund | R3 R5 | Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2007

[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[4]	Because Class R3 and Class R5 shares were not available before May 1, 2012, the returns shown are for Class A shares.

Value Fund | R3 R4 R5
Fund Summary Value Fund
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Value Fund R3 R4 R5	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Value Fund R3 R4 R5		Class R3	Class R4	Class R5
Management Fees		0.76%	0.76%	0.76%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		0.40%	0.49%	0.41%
Total Annual Fund Operating Expenses		1.66%	1.50%	1.17%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)	(0.25%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.35%	1.25%	0.99%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.35%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Value Fund R3 R4 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	137	493	873	1,939
Class R4 Shares	127	450	795	1,769
Class R5 Shares	101	354	626	1,404

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.16% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. .
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Composite Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 30.07% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -22.51% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Value Fund R3 R4 R5	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	10.66%	(2.40%)	4.46%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions	10.66%	(2.58%)	3.99%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	6.93%	(2.13%)	3.73%	Jul 1, 2003
Class R3 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	6.15%	Jul 1, 2003
Class R4 Shares	10.80%	(2.29%)	(1.67%)	Feb 1, 2007
Class R4 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	1.97%	Feb 1, 2007
Class R5 Shares	11.05%	(2.04%)	3.53%	Feb 1, 2005
Class R5 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.50%	Feb 1, 2005

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Value Fund | R3 R4 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

		Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. .
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Composite Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Composite Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg. com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 30.07% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -22.51% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Value Fund | R3 R4 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,939
2004	rr_AnnualReturn2004	7.25%
2005	rr_AnnualReturn2005	9.52%
2006	rr_AnnualReturn2006	21.86%
2007	rr_AnnualReturn2007	6.08%
2008	rr_AnnualReturn2008	(41.57%)
2009	rr_AnnualReturn2009	45.12%
2010	rr_AnnualReturn2010	9.13%
2011	rr_AnnualReturn2011	(13.50%)
2012	rr_AnnualReturn2012	10.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	(2.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Value Fund | R3 R4 R5 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	1,769
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Value Fund | R3 R4 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,404
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Value Fund | R3 R4 R5 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Value Fund | R3 R4 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Value Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Value Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Value Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.35%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

International Value Fund | R3 R4 R5 R6
Fund Summary International Value Fund
Investment Goal
International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Value Fund R3 R4 R5 R6	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Value Fund R3 R4 R5 R6		Class R3	Class R4	Class R5	Class R6
Management Fees		0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none	none
Other Expenses		0.42%	0.52%	0.38%	0.08%
Total Annual Fund Operating Expenses		1.60%	1.45%	1.06%	0.76%
Fee Waiver/Expense Reimbursement	[1]	(0.15%)	(0.20%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.45%	1.25%	0.99%	0.76%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.45%, 1.25% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example International Value Fund R3 R4 R5 R6 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	148	490	857	1,888
Class R4 Shares	127	439	773	1,718
Class R5 Shares	101	330	578	1,288
Class R6 Shares	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.86% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations. Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 22.73% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -20.95% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns International Value Fund R3 R4 R5 R6	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	15.18%	(2.91%)	9.93%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions	14.79%	(3.21%)	9.36%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	9.84%	(2.63%)	8.59%	Jul 1, 2003
Class R3 Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	7.65%	Jul 1, 2003
Class R4 Shares	15.40%	(2.72%)	1.61%	Feb 1, 2007
Class R4 Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	(1.71%)	Feb 1, 2007
Class R5 Shares	15.74%	(2.46%)	7.06%	Feb 1, 2005
Class R5 Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	3.79%	Feb 1, 2005
Class R6 Shares			4.63%	May 1, 2012
Class R6 Shares EAFE Index (reflects no deduction for fees, expenses, or taxes)			12.48%	May 1, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
International Value Fund | R3 R4 R5 R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets
■	price/earnings ratio	■	earnings growth potential
■	price/book value ratio	■	industry growth characteristics
■	price/cash flow ratio	■	industry leadership
■	debt/capital ratio	■	franchise value
■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations. Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

		Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg. com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 22.73% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -20.95% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
International Value Fund | R3 R4 R5 R6 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,888
2004	rr_AnnualReturn2004	17.80%
2005	rr_AnnualReturn2005	17.67%
2006	rr_AnnualReturn2006	25.41%
2007	rr_AnnualReturn2007	27.51%
2008	rr_AnnualReturn2008	(41.95%)
2009	rr_AnnualReturn2009	31.21%
2010	rr_AnnualReturn2010	13.60%
2011	rr_AnnualReturn2011	(13.46%)
2012	rr_AnnualReturn2012	15.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
International Value Fund | R3 R4 R5 R6 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,718
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Value Fund | R3 R4 R5 R6 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,288
1 Year	rr_AverageAnnualReturnYear01	15.74%
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
International Value Fund | R3 R4 R5 R6 | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012
International Value Fund | R3 R4 R5 R6 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
International Value Fund | R3 R4 R5 R6 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.84%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
International Value Fund | R3 R4 R5 R6 | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
International Value Fund | R3 R4 R5 R6 | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
International Value Fund | R3 R4 R5 R6 | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
International Value Fund | R3 R4 R5 R6 | EAFE Index (reflects no deduction for fees, expenses, or taxes) | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2012

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.45%, 1.25% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Growth Fund | R3 R4 R5
Fund Summary Growth Fund
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Growth Fund R3 R4 R5	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Fund R3 R4 R5		Class R3	Class R4	Class R5
Management Fees		0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		0.44%	0.67%	0.46%
Total Annual Fund Operating Expenses		1.80%	1.78%	1.32%
Fee Waiver/Expense Reimbursement	[1]	(0.30%)	(0.38%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.50%	1.40%	0.99%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Growth Fund R3 R4 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	153	537	947	2,091
Class R4 Shares	143	523	929	2,063
Class R5 Shares	101	386	692	1,561

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.93% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
■	asset appreciation potential
■	potential size of business	■	management strength
■	value based on earnings growth discount model	■	debt/capital ratio
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 24.09% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -27.00% (quarter ended 12-31-08).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Growth Fund R3 R4 R5	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	21.36%	(0.79%)	7.74%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions	21.36%	(0.79%)	7.72%	Jul 1, 2003
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	13.88%	(0.67%)	6.84%	Jul 1, 2003
Class R3 Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%	6.59%	Jul 1, 2003
Class R4 Shares	21.48%	(0.69%)	0.30%	Feb 1, 2007
Class R4 Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%	4.03%	Feb 1, 2007
Class R5 Shares	21.97%	(0.29%)	4.88%	Oct 3, 2005
Class R5 Shares Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	3.15%	5.41%	Oct 3, 2005

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Growth Fund | R3 R4 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	earnings growth potential	■	price/revenue ratio
■	business model	■	PE/growth rate ratio
■	industry growth potential	■	price/cash flow ratio
■	industry leadership	■	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
■	asset appreciation potential
■	potential size of business	■	management strength
■	value based on earnings growth discount model	■	debt/capital ratio
■	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

		Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 24.09% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -27.00% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Growth Fund | R3 R4 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	537
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	2,091
2004	rr_AnnualReturn2004	15.03%
2005	rr_AnnualReturn2005	22.19%
2006	rr_AnnualReturn2006	17.98%
2007	rr_AnnualReturn2007	11.29%
2008	rr_AnnualReturn2008	(51.00%)
2009	rr_AnnualReturn2009	45.39%
2010	rr_AnnualReturn2010	9.80%
2011	rr_AnnualReturn2011	1.28%
2012	rr_AnnualReturn2012	21.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
1 Year	rr_AverageAnnualReturnYear01	21.36%
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Fund | R3 R4 R5 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	2,063
1 Year	rr_AverageAnnualReturnYear01	21.48%
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Growth Fund | R3 R4 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,561
1 Year	rr_AverageAnnualReturnYear01	21.97%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
Growth Fund | R3 R4 R5 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.36%
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Fund | R3 R4 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Fund | R3 R4 R5 | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Fund | R3 R4 R5 | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Growth Fund | R3 R4 R5 | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

International Growth Fund | R3 R4 R5 R6
Fund Summary International Growth Fund
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Growth Fund R3 R4 R5 R6	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund R3 R4 R5 R6		Class R3	Class R4	Class R5	Class R6
Management Fees		0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none	none
Other Expenses	[1]	1.11%	1.10%	0.41%	0.11%	[2]
Total Annual Fund Operating Expenses		2.49%	2.23%	1.29%	0.99%
Fee Waiver/Expense Reimbursement	[3]	(0.99%)	(0.83%)	(0.30%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.50%	1.40%	0.99%	0.89%
[1]	Other expenses include "Acquired Fund Fees and Expenses," which are fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2012. The Fund had no investments in other investment companies at September 30, 2012.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example International Growth Fund R3 R4 R5 R6 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	153	681	1,236	2,751
Class R4 Shares	143	617	1,119	2,500
Class R5 Shares	101	379	679	1,530
Class R6 Shares	91	305	537	1,204

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.17% of the average value of its portfolio.
Principal Investment Strategies
The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•	earnings growth potential	•	price/revenue ratio
•	business model	•	PE/growth rate ratio
•	industry growth potential	•	price/cash flow ratio
•	industry leadership	•	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
•	asset appreciation potential
•	potential size of business	•	management strength
•	value based on earnings growth discount model	•	debt/capital ratio
•	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world’s gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Class R6 shares were first offered to investors on February 1, 2013. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 28.18% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -12.87% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns International Growth Fund R3 R4 R5 R6	1 Year		Since Inception		Inception Date
Class R3 Shares	21.88%		3.89%		Feb 1, 2008
Class R3 Shares Return After Taxes on Distributions	21.87%		3.65%		Feb 1, 2008
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	14.22%		3.17%		Feb 1, 2008
Class R3 Shares MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	16.66%		(1.20%)		Feb 1, 2008
Class R4 Shares	21.94%		3.98%		Feb 1, 2008
Class R4 Shares MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	16.66%		(1.20%)		Feb 1, 2008
Class R5 Shares	22.48%		4.40%		Feb 1, 2008
Class R5 Shares MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	16.66%		(1.20%)		Feb 1, 2008
Class R6 Shares	22.48%	[1]	4.40%	[1]	Feb 1, 2008
Class R6 Shares MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	16.66%	[1]	(1.20%)	[1]	Feb 1, 2008
[1]	Because Class R6 shares were not available before February 1, 2013, the returns shown are for Class R5 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
International Growth Fund | R3 R4 R5 R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.17%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•	earnings growth potential	•	price/revenue ratio
•	business model	•	PE/growth rate ratio
•	industry growth potential	•	price/cash flow ratio
•	industry leadership	•	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
•	asset appreciation potential
•	potential size of business	•	management strength
•	value based on earnings growth discount model	•	debt/capital ratio
•	price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders are growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index).

Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex-U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

Emerging Growth companies are typically growing companies that in Thornburg’s opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world’s gross domestic product (“GDP”). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

		Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

		Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Class R6 shares were first offered to investors on February 1, 2013. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 28.18% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -12.87% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
International Growth Fund | R3 R4 R5 R6 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	681
5 Years	rr_ExpenseExampleYear05	1,236
10 Years	rr_ExpenseExampleYear10	2,751
2009	rr_AnnualReturn2009	44.98%
2010	rr_AnnualReturn2010	27.46%
2011	rr_AnnualReturn2011	(3.05%)
2012	rr_AnnualReturn2012	21.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
1 Year	rr_AverageAnnualReturnYear01	21.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	617
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,500
1 Year	rr_AverageAnnualReturnYear01	21.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,530
1 Year	rr_AverageAnnualReturnYear01	22.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,204
1 Year	rr_AverageAnnualReturnYear01	22.48%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
International Growth Fund | R3 R4 R5 R6 | MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes) | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	Other expenses include "Acquired Fund Fees and Expenses," which are fees and expenses incurred indirectly by the Fund through the Fund's investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2012. The Fund had no investments in other investment companies at September 30, 2012.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	Other expenses are estimated for the current fiscal year.
[4]	Because Class R6 shares were not available before February 1, 2013, the returns shown are for Class R5 shares.

Income Builder Fund | R3 R4 R5
Fund Summary Income Builder Fund
Investment Goal
The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.
The Fund’s secondary investment goal is long-term capital appreciation.
Fees and Expe nses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Builder Fund R3 R4 R5	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Builder Fund R3 R4 R5		Class R3	Class R4	Class R5
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		0.39%	0.58%	0.59%
Acquired Fund Fees and Expenses		0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.82%	1.76%	1.52%
Fee Waiver/Expense Reimbursement	[1]	(0.09%)	(0.13%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.73%	1.63%	1.22%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Income Builder Fund R3 R4 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	176	564	977	2,130
Class R4 Shares	166	541	942	2,062
Class R5 Shares	124	451	801	1,787

Explanation of Acquired Fund Fees and Expenses.
“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 64 – 65, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.96% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 25% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 23.35% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -15.21% (quarter ended 12-31-08).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Income Builder Fund R3 R4 R5	1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares	11.11%	2.30%	7.61%	Feb 1, 2005
Class R3 Shares Return After Taxes on Distributions	8.93%	0.20%	5.53%	Feb 1, 2005
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	7.17%	0.66%	5.37%	Feb 1, 2005
Class R3 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.50%	Feb 1, 2005
Class R3 Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%	0.97%	4.74%	Feb 1, 2005
Class R4 Shares	11.21%		3.76%	Feb 1, 2008
Class R4 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%		2.73%	Feb 1, 2008
Class R4 Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%		1.89%	Feb 1, 2008
Class R5 Shares	11.61%	2.79%	5.10%	Feb 1, 2007
Class R5 Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	1.97%	Feb 1, 2007
Class R5 Shares Blended Index (reflects no deduction for fees, expenses, or taxes)	13.01%	0.97%	1.97%	Feb 1, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Income Builder Fund | R3 R4 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expe nses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 64 – 65, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 25% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 25% Barclays Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 23.35% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -15.21% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Income Builder Fund | R3 R4 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[2]
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	564
5 Years	rr_ExpenseExampleYear05	977
10 Years	rr_ExpenseExampleYear10	2,130
2006	rr_AnnualReturn2006	24.06%
2007	rr_AnnualReturn2007	17.85%
2008	rr_AnnualReturn2008	(34.76%)
2009	rr_AnnualReturn2009	36.42%
2010	rr_AnnualReturn2010	13.14%
2011	rr_AnnualReturn2011	0.14%
2012	rr_AnnualReturn2012	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.21%)
1 Year	rr_AverageAnnualReturnYear01	11.11%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Income Builder Fund | R3 R4 R5 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.63%	[2]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	11.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Income Builder Fund | R3 R4 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	451
5 Years	rr_ExpenseExampleYear05	801
10 Years	rr_ExpenseExampleYear10	1,787
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Income Builder Fund | R3 R4 R5 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Income Builder Fund | R3 R4 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Income Builder Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Income Builder Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Income Builder Fund | R3 R4 R5 | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Income Builder Fund | R3 R4 R5 | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
Income Builder Fund | R3 R4 R5 | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Income Builder Fund | R3 R4 R5 | Blended Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Global Opportunities Fund | R3 R4 R5
Fund Summary Global Opportunities Fund
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Opportunities Fund R3 R4 R5	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Opportunities Fund R3 R4 R5		Class R3	Class R4	Class R5
Management Fees		0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		7.63%	2.59%	0.27%
Acquired Fund Fees and Expenses		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		9.12%	3.83%	1.26%
Fee Waiver/Expense Reimbursement	[1]	(7.51%)	(2.32%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.61%	1.51%	1.10%
[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Global Opportunities Fund R3 R4 R5 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	164	1,973	3,636	7,229
Class R4 Shares	154	956	1,777	3,914
Class R5 Shares	112	384	676	1,509

Explanation of Acquired Fund Fees and Expenses.
“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 66 –67, for a clearer picture of the Fund’s actual operating costs.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.07% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 36.02% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -21.59% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Global Opportunities Fund R3 R4 R5	1 Year	Since Inception	Inception Date
Class R3 Shares	21.62%	0.79%	Feb 1, 2008
Class R3 Shares Return After Taxes on Distributions	21.24%	(0.21%)	Feb 1, 2008
Class R3 Shares Return After Taxes on Distributions and Sale of Fund Shares	14.05%	(0.03%)	Feb 1, 2008
Class R3 Shares MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	16.13%	0.23%	Feb 1, 2008
Class R4 Shares	21.65%	0.87%	Feb 1, 2008
Class R4 Shares MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	16.13%	0.23%	Feb 1, 2008
Class R5 Shares	22.17%	1.32%	Feb 1, 2008
Class R5 Shares MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	16.13%	0.23%	Feb 1, 2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Global Opportunities Fund | R3 R4 R5
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 66 –67, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 36.02% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -21.59% (quarter ended 9-30-11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.
Global Opportunities Fund | R3 R4 R5 | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	7.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.51%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[2]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	1,973
5 Years	rr_ExpenseExampleYear05	3,636
10 Years	rr_ExpenseExampleYear10	7,229
2009	rr_AnnualReturn2009	45.79%
2010	rr_AnnualReturn2010	15.29%
2011	rr_AnnualReturn2011	(7.78%)
2012	rr_AnnualReturn2012	21.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.59%)
1 Year	rr_AverageAnnualReturnYear01	21.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	956
5 Years	rr_ExpenseExampleYear05	1,777
10 Years	rr_ExpenseExampleYear10	3,914
1 Year	rr_AverageAnnualReturnYear01	21.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,509
1 Year	rr_AverageAnnualReturnYear01	22.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | Return After Taxes on Distributions | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | Return After Taxes on Distributions and Sale of Fund Shares | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes) | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Global Opportunities Fund | R3 R4 R5 | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes) | Class R5 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Developing World Fund | R5 R6
Fund Summary Developing World Fund
Investment Goal
The Fund’s primary investment goal is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Developing World Fund R5 R6	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Developing World Fund R5 R6		Class R5	Class R6
Management Fees		0.82%	0.82%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.73%	0.38%
Total Annual Fund Operating Expenses		1.55%	1.20%
Fee Waiver/Expense Reimbursement		(0.46%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.09%	0.99%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Developing World Fund R5 R6 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	111	444	801	1,806
Class R6 Shares	101	360	639	1,436

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.49% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Past Perfor mance of the Fund
The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class I shares are subject to lower annual expenses before fee waivers and expense reimbursements than Class R5 shares, and higher annual expenses than Class R5 and Class R6 shares. Class R5 and Class R6 shares were first offered to investors on February 1, 2013, and Class I shares were first offered to investors on December 16, 2009. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class I Shares

[1]	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class I shares.

Highest quarterly results for time period shown: 18.34% (quarter ended 9-30-10). Lowest quarterly results for time period shown: -23.10% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Developing World Fund R5 R6	1 Year		Since Inception		Inception Date
Class I Shares	23.34%	[1]	11.31%	[1]	Dec 16, 2009
Class I Shares Return After Taxes on Distributions	23.10%	[1]	11.21%	[1]	Dec 16, 2009
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	15.17%	[1]	9.70%	[1]	Dec 16, 2009
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	[1]	5.18%	[1]	Dec 16, 2009
[1]	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Developing World Fund | R5 R6
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Developing World Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.49%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

		Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Perfor mance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class I shares are subject to lower annual expenses before fee waivers and expense reimbursements than Class R5 shares, and higher annual expenses than Class R5 and Class R6 shares. Class R5 and Class R6 shares were first offered to investors on February 1, 2013, and Class I shares were first offered to investors on December 16, 2009. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 18.34% (quarter ended 9-30-10). Lowest quarterly results for time period shown: -23.10% (quarter ended 9-30-11).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class I shares are subject to lower annual expenses before fee waivers and expense reimbursements than Class R5 shares, and higher annual expenses than Class R5 and Class R6 shares. Class R5 and Class R6 shares were first offered to investors on February 1, 2013, and Class I shares were first offered to investors on December 16, 2009. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Developing World Fund | R5 R6 | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	801
10 Years	rr_ExpenseExampleYear10	1,806
Developing World Fund | R5 R6 | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	639
10 Years	rr_ExpenseExampleYear10	1,436
Developing World Fund | R5 R6 | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	31.62%	[3]
2011	rr_AnnualReturn2011	(15.10%)	[3]
2012	rr_AnnualReturn2012	23.34%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.10%)
1 Year	rr_AverageAnnualReturnYear01	23.34%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | R5 R6 | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.10%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | R5 R6 | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Developing World Fund | R5 R6 | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009

[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[3]	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class I shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 29, 2013